UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of product including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from January 1, 2018 to June 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from January 1, 2018 to June 30, 2018

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/18	6/30/18	Expense Ratio	1/1/18 to 6/30/18*
Actual Fund return†
Class A	$1,000.00	$993.60	0.65%	$3.21
Class C	1,000.00	989.40	1.50%	7.40
Class R	1,000.00	991.90	1.00%	4.94
Institutional Class	1,000.00	993.10	0.50%	2.47
Class R6	1,000.00	994.60	0.43%	2.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.57	0.65%	$3.26
Class C	1,000.00	1,017.36	1.50%	7.50
Class R	1,000.00	1,019.84	1.00%	5.01
Institutional Class	1,000.00	1,022.32	0.50%	2.51
Class R6	1,000.00	1,022.66	0.43%	2.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	14.10%
Agency Commercial Mortgage-Backed Securities	0.38%
Agency Mortgage-Backed Securities	9.16%
Collateralized Debt Obligations	2.60%
Corporate Bonds	41.92%
Banking	15.58%
Basic Industry	2.88%
Brokerage	0.80%
Capital Goods	1.46%
Communications	3.22%
Consumer Cyclical	1.71%
Consumer Non-Cyclical	3.47%
Electric	5.77%
Energy	2.66%
Finance Companies	0.61%
Healthcare	0.25%
Insurance	0.98%
Natural Gas	0.86%
REITs	0.21%
Technology	0.67%
Transportation	0.79%
Loan Agreements	2.87%
Municipal Bonds	0.42%
Non-Agency Asset-Backed Securities	26.28%
Non-Agency Collateralized Mortgage Obligations	0.64%
Non-Agency Commercial Mortgage-Backed Security	0.02%
Regional Bond	0.05%
Sovereign Bonds	0.79%
Supranational Bank	0.08%
US Treasury Obligations	3.80%
Preferred Stock	0.31%
Short-Term Investments	0.56%
Total Value of Securities	104.01%
Liabilities Net of Receivables and Other Assets	(4.01%)
Total Net Assets	100.00%

Schedule of investments

Delaware Limited-Term Diversified Income Fund	June 30, 2018 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.03%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.715% 9/26/33 ●	137,495	$146,520
Fannie Mae REMIC Trust Series 2001-W2 AS5 6.473% 10/25/31 f	103	102
Freddie Mac Structured Pass Through Securities Series T-30 A5 6.279% 12/25/30 ◆●	3,918	4,030

Total Agency Asset-Backed Securities (cost $140,592)		150,652

Agency Collateralized Mortgage Obligations – 14.10%

Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 ●	24,125	26,480
Series 2002-T1 A2 7.00% 11/25/31	136,563	155,656
Fannie Mae Interest Strip Series 413 167 4.50% 7/25/42 S●	1,109,579	284,601
Series 417 C24 3.50% 12/25/42 S	675,299	124,432
Series 418 C12 3.00% 8/25/33 S	239,889	31,453
Series 419 C2 3.00% 5/25/29 S	7,385,425	686,282
Series 419 C3 3.00% 11/25/43 S	63,887	12,742
Fannie Mae REMIC Trust Series 2002-W1 2A 7.50% 2/25/42 ●	109,659	119,071
Fannie Mae REMICs Series 2003-78 B 5.00% 8/25/23	24,313	25,261
Series 2011-101 EI 3.50% 10/25/26 S	89,949	8,580
Series 2011-105 FP 2.491% (LIBOR01M + 0.40%, Cap 6.50%, Floor 0.40%) 6/25/41 ●	1,751,824	1,759,760
Series 2012-44 IK 3.50% 12/25/31 S	37,387	3,967
Series 2012-51 SA 4.409% (6.50% minus LIBOR01M, Cap 6.50%) 5/25/42 S●	53,528	11,472
Series 2012-56 WB 3.50% 5/25/42	195,000	192,250
Series 2012-67 GB 3.00% 7/25/42	390,000	375,139
Series 2012-93 LY 2.50% 9/25/42	433,000	375,396
Series 2012-98 DI 3.50% 9/25/27 S	131,905	13,644
Series 2012-98 IY 3.00% 9/25/27 S	1,110,503	101,399
Series 2012-98 KI 3.50% 7/25/27 S	257,098	24,916
Series 2012-98 MI 3.00% 8/25/31 S	21,040,502	2,371,513
Series 2012-99 AI 3.50% 5/25/39 S	1,327,274	138,141
Series 2012-102 IB 3.50% 9/25/27 S	6,946,871	777,413
Series 2012-107 IG 3.50% 10/25/27 S	883,629	89,528
Series 2012-118 AI 3.50% 11/25/37 S	385,011	42,256
Series 2012-120 CI 3.50% 12/25/31 S	1,029,023	104,321
Series 2012-120 WI 3.00% 11/25/27 S	108,778	10,513
Series 2012-121 ID 3.00% 11/25/27 S	548,186	52,626

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2012-122 SD 4.009% (6.10% minus LIBOR01M, Cap 6.10%) 11/25/42 S●	2,718,525	$487,167
Series 2012-125 MI 3.50% 11/25/42 S	1,233,862	270,467
Series 2012-126 PI 3.50% 7/25/42 S	306,017	41,857
Series 2012-128 NP 2.50% 11/25/42	474,976	435,720
Series 2012-129 PZ 3.50% 12/25/42	51,050	49,648
Series 2012-132 AI 3.00% 12/25/27 S	147,614	13,484
Series 2012-133 NI 4.00% 5/25/42 S	253,671	39,215
Series 2012-137 EI 3.00% 12/25/27 S	1,343,835	118,905
Series 2012-137 QI 3.00% 12/25/27 S	1,253,109	125,644
Series 2012-137 WI 3.50% 12/25/32 S	56,367	9,347
Series 2012-144 EI 3.00% 1/25/28 S	66,363	5,792
Series 2012-146 IO 3.50% 1/25/43 S	181,316	36,648
Series 2012-148 HE 2.50% 1/25/43	1,000,000	887,670
Series 2012-149 IC 3.50% 1/25/28 S	131,865	13,974
Series 2012-152 AI 2.50% 1/25/28 S	712,309	54,184
Series 2012-153 DI 3.50% 1/25/28 S	320,827	31,689
Series 2013-1 YI 3.00% 2/25/33 S	165,256	22,146
Series 2013-2 DA 2.00% 11/25/42	24,961	21,918
Series 2013-4 PL 2.00% 2/25/43	76,000	61,432
Series 2013-7 EI 3.00% 10/25/40 S	1,336,325	180,822
Series 2013-7 GP 2.50% 2/25/43	65,000	57,691
Series 2013-9 IO 3.00% 2/25/28 S	148,308	13,215
Series 2013-20 IH 3.00% 3/25/33 S	341,575	48,613
Series 2013-26 HI 3.00% 4/25/32 S	177,492	15,238
Series 2013-26 ID 3.00% 4/25/33 S	668,444	95,134
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,448,803
Series 2013-38 AI 3.00% 4/25/33 S	513,514	68,263
Series 2013-43 IX 4.00% 5/25/43 S	287,438	70,387
Series 2013-51 PI 3.00% 11/25/32 S	639,887	75,329
Series 2013-52 ZA 3.00% 6/25/43	217,562	196,674
Series 2013-55 AI 3.00% 6/25/33 S	14,037,571	2,024,232
Series 2013-59 PY 2.50% 6/25/43	547,142	483,966
Series 2013-60 CI 3.00% 6/25/31 S	4,332,767	400,114
Series 2013-62 PY 2.50% 6/25/43	61,000	53,278
Series 2013-67 KZ 2.50% 4/25/43	793,101	680,877
Series 2013-69 IJ 3.00% 7/25/33 S	50,428	7,113
Series 2013-69 IO 3.00% 11/25/31 S	85,242	8,232
Series 2013-71 ZA 3.50% 7/25/43	294,163	292,476
Series 2013-75 JI 3.00% 9/25/32 S	656,573	81,014
Series 2013-83 LI 2.50% 8/25/28 S	727,532	62,982

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2013-92 SA 3.859% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	208,827	$38,944
Series 2013-129 KI 3.00% 8/25/28 S	1,499,593	118,579
Series 2014-21 ID 3.50% 6/25/33 S	323,120	46,351
Series 2014-25 DI 3.50% 8/25/32 S	247,867	30,094
Series 2014-46 IK 3.00% 9/25/40 S	267,883	32,009
Series 2014-59 AI 3.00% 10/25/40 S	121,243	12,113
Series 2014-63 KI 3.50% 11/25/33 S	310,176	39,424
Series 2014-64 IT 3.50% 6/25/41 S	37,761	4,021
Series 2014-68 BS 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	221,870	41,798
Series 2014-85 IB 3.00% 12/25/44 S	871,581	166,802
Series 2014-90 SA 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	261,391	47,737
Series 2014-94 AI 3.00% 10/25/32 S	442,365	42,174
Series 2015-11 BI 3.00% 1/25/33 S	457,587	46,318
Series 2015-27 SA 4.359% (6.45% minus LIBOR01M, Cap 6.45%) 5/25/45 S●	59,586	11,812
Series 2015-28 GI 3.50% 6/25/34 S	899,830	113,513
Series 2015-31 ZD 3.00% 5/25/45	461,802	398,941
Series 2015-40 GZ 3.50% 5/25/45	111,378	108,174
Series 2015-43 PZ 3.50% 6/25/45	44,551	43,164
Series 2015-44 AI 3.50% 1/25/34 S	658,598	104,674
Series 2015-45 AI 3.00% 1/25/33 S	60,266	6,862
Series 2015-45 EI 3.00% 12/25/40 S	1,196,762	131,736
Series 2015-53 KB 3.00% 1/25/45	129,000	121,415
Series 2015-59 CI 3.50% 8/25/30 S	67,399	6,533
Series 2015-66 ID 3.50% 5/25/42 S	234,940	35,789
Series 2015-71 PI 4.00% 3/25/43 S	464,249	78,638
Series 2015-82 AI 3.50% 6/25/34 S	4,034,723	733,213
Series 2015-85 BI 4.50% 9/25/43 S	598,422	121,320
Series 2015-87 TI 3.50% 11/25/35 S	234,647	38,442
Series 2015-89 EZ 3.00% 12/25/45	66,990	58,842
Series 2015-95 SH 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	120,207	21,667
Series 2016-2 HI 3.00% 12/25/41 S	1,097,291	159,413
Series 2016-17 BI 4.00% 2/25/43 S	1,046,896	177,138
Series 2016-20 DI 3.50% 4/25/31 S	819,679	107,790
Series 2016-24 LI 3.00% 6/25/42 S	406,048	48,722
Series 2016-33 DI 3.50% 6/25/36 S	211,356	31,746
Series 2016-33 EL 3.00% 6/25/46	1,119,000	1,016,736
Series 2016-40 ZC 3.00% 7/25/46	38,223	34,743
Series 2016-51 LI 3.00% 8/25/46 S	274,019	43,551

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2016-54 PI 3.00% 2/25/44 S	1,225,358	$138,496
Series 2016-55 SK 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 8/25/46 S●	100,955	19,696
Series 2016-60 LI 3.00% 9/25/46 S	125,453	19,329
Series 2016-61 ML 3.00% 9/25/46	55,000	51,090
Series 2016-62 IC 3.00% 3/25/43 S	372,464	43,695
Series 2016-71 PI 3.00% 10/25/46 S	87,251	13,294
Series 2016-74 GS 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	767,638	169,401
Series 2016-74 IH 3.50% 11/25/45 S	112,549	19,708
Series 2016-79 JS 3.959% (6.05% minus LIBOR01M, Cap 6.05%) 11/25/46 S●	1,574,154	324,461
Series 2016-80 JZ 3.00% 11/25/46	146,196	131,405
Series 2016-83 PI 3.50% 7/25/45 S	82,561	14,363
Series 2016-90 CI 3.00% 2/25/45 S	649,558	83,236
Series 2016-95 IO 3.00% 12/25/46 S	2,736,928	499,210
Series 2016-99 DI 3.50% 1/25/46 S	89,126	16,698
Series 2016-99 TI 3.50% 3/25/36 S	533,839	79,387
Series 2016-101 ZP 3.50% 1/25/47	95,898	92,073
Series 2016-105 SA 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	279,969	54,082
Series 2017-6 NI 3.50% 3/25/46 S	835,930	155,663
Series 2017-8 BZ 3.00% 2/25/47	12,520	11,073
Series 2017-8 SG 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S●	92,483	17,878
Series 2017-14 AI 3.00% 9/25/42 S	89,302	13,682
Series 2017-15 NI 3.50% 3/25/42 S	1,075,392	133,830
Series 2017-15 NZ 3.50% 3/25/47	15,716	15,349
Series 2017-16 SM 3.959% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	1,018,811	197,540
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,169,359
Series 2017-16 WI 3.00% 1/25/45 S	88,321	13,545
Series 2017-16 YW 3.00% 3/25/47	920,000	858,935
Series 2017-17 CM 3.00% 11/25/41	228,150	222,127
Series 2017-17 LI 3.00% 4/25/37 S	132,722	12,791
Series 2017-19 MD 3.00% 1/25/47	99,000	95,268
Series 2017-24 AI 3.00% 8/25/46 S	942,520	156,718
Series 2017-26 VZ 3.00% 4/25/47	98,626	89,076
Series 2017-27 EM 3.00% 4/25/47	113,000	105,550
Series 2017-28 Z 3.50% 4/25/47	110,733	109,155
Series 2017-40 GZ 3.50% 5/25/47	37,498	36,921
Series 2017-40 IG 3.50% 3/25/43 S	231,617	35,979
Series 2017-45 IJ 3.00% 11/25/46 S	948,563	171,667

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2017-46 BI 3.00% 4/25/47 S	329,895	$55,084
Series 2017-46 JI 3.50% 1/25/43 S	122,330	16,733
Series 2017-55 HY 3.00% 7/25/47	395,000	371,995
Series 2017-59 KI 3.00% 3/25/47 S	1,009,039	180,419
Series 2017-61 SB 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	553,852	111,074
Series 2017-61 TB 3.00% 8/25/44	30,000	28,075
Series 2017-64 JI 3.50% 7/25/42 S	1,086,275	141,084
Series 2017-66 IQ 3.00% 9/25/43 S	93,478	15,144
Series 2017-66 QY 3.00% 9/25/43	87,000	83,092
Series 2017-67 BZ 3.00% 9/25/47	15,379	13,470
Series 2017-69 SG 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 9/25/47 S●	151,407	29,922
Series 2017-79 AI 3.00% 9/25/43 S	318,794	45,037
Series 2017-88 EI 3.00% 11/25/47 S	887,165	171,864
Series 2017-88 IE 3.00% 11/25/47 S	747,225	144,115
Series 2017-94 CZ 3.50% 11/25/47	32,754	31,836
Series 2017-96 EZ 3.50% 12/25/47	57,153	55,789
Series 2017-99 DZ 3.50% 12/25/47	92,874	87,776
Series 2017-99 IE 3.00% 12/25/47 S	96,373	19,782
Series 2017-108 AZ 3.50% 1/25/58	45,793	43,252
Series 2017-111 GZ 3.00% 1/25/48	340,057	296,288
Series 2018-3 LY 3.00% 2/25/48	270,000	251,526
Series 2018-8 MU 3.00% 2/25/48	90,000	84,071
Series 2018-15 GZ 3.00% 3/25/48	116,154	106,785
Series 2018-21 IO 3.00% 4/25/48 S	235,896	46,667
Series 2018-31 KQ 3.50% 5/25/48	42,000	40,126
Series 2018-53 Z 3.50% 7/25/48	128,000	120,320
Freddie Mac REMICs
Series 3016 FL 2.463% (LIBOR01M + 0.39%, Cap 6.50%, Floor 0.39%) 8/15/35 ●	14,194	14,214
Series 3067 FA 2.423% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 ●	2,057,452	2,054,521
Series 3232 KF 2.523% (LIBOR01M + 0.45%, Cap 6.75%, Floor 0.45%) 10/15/36 ●	46,373	46,583
Series 3351 ZC 5.50% 7/15/37	8,948	9,744
Series 3578 EO 0.00% 5/15/37 Ω	215,870	195,128
Series 3800 AF 2.573% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 ●	1,252,410	1,259,872
Series 3939 EI 3.00% 3/15/26 S	1,114,317	61,827
Series 4015 MY 3.50% 3/15/42	90,000	89,349
Series 4017 PI 3.00% 3/15/27 S	241,544	19,020
Series 4050 EI 4.00% 2/15/39 S	125,751	13,238

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs Series 4088 PI 3.00% 12/15/40 S	421,622	$54,732
Series 4092 AI 3.00% 9/15/31 S	370,642	38,205
Series 4100 EI 3.00% 8/15/27 S	8,598,952	786,919
Series 4105 YC 3.00% 8/15/42	197,000	189,988
Series 4106 EI 3.50% 4/15/41 S	76,525	9,241
Series 4109 AI 3.00% 7/15/31 S	5,253,428	651,551
Series 4120 IK 3.00% 10/15/32 S	73,941	10,633
Series 4139 EI 3.00% 9/15/31 S	388,039	37,712
Series 4146 IA 3.50% 12/15/32 S	75,244	11,845
Series 4150 IO 3.50% 1/15/43 S	152,300	31,458
Series 4150 PQ 2.50% 1/15/43	36,737	32,833
Series 4150 UI 3.50% 8/15/32 S	45,397	5,026
Series 4151 BI 2.50% 1/15/43 S	1,186,643	198,692
Series 4152 BW 2.50% 1/15/43	195,361	175,858
Series 4152 GW 2.50% 1/15/43	36,000	31,744
Series 4159 KS 4.077% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S●	68,718	13,737
Series 4159 NI 2.50% 7/15/42 S	303,790	28,629
Series 4161 IM 3.50% 2/15/43 S	401,235	91,697
Series 4161 UI 2.50% 2/15/28 S	56,105	4,151
Series 4171 Z 3.00% 2/15/43	480,950	443,498
Series 4180 PI 3.00% 3/15/33 S	2,273,751	306,685
Series 4181 DI 2.50% 3/15/33 S	53,889	6,675
Series 4185 LI 3.00% 3/15/33 S	464,241	67,665
Series 4191 CI 3.00% 4/15/33 S	55,106	7,870
Series 4195 CI 3.00% 4/15/28 S	448,775	42,522
Series 4197 LZ 4.00% 4/15/43	307,288	319,304
Series 4203 DI 3.00% 4/15/33 S	6,166,842	537,964
Series 4210 Z 3.00% 5/15/43	650,015	594,093
Series 4216 KI 3.50% 6/15/28 S	130,069	13,119
Series 4223 HI 3.00% 4/15/30 S	2,364,288	187,834
Series 4342 CI 3.00% 11/15/33 S	1,011,451	124,860
Series 4366 DI 3.50% 5/15/33 S	1,369,578	186,710
Series 4408 BC 3.00% 11/15/44	270,000	250,421
Series 4408 ZG 2.00% 9/15/41	410,807	351,661
Series 4419 DC 3.00% 12/15/44	152,000	142,775
Series 4433 DI 3.00% 8/15/32 S	4,986,167	497,993
Series 4448 TS 1.521% 5/15/40 S●	362,098	27,397
Series 4451 DI 3.50% 10/15/39 S	455,106	64,720
Series 4452 PZ 3.50% 3/15/45	4,716,780	4,573,895
Series 4453 DI 3.50% 11/15/33 S	4,951,612	676,306
Series 4456 MZ 3.50% 3/15/45	8,962	8,637

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs Series 4457 KZ 3.00% 4/15/45	3,493,278	$3,180,326
Series 4464 DA 2.50% 1/15/43	50,859	46,236
Series 4476 GI 3.00% 6/15/41 S	1,240,937	158,743
Series 4484 HI 3.00% 10/15/39 S	76,331	7,432
Series 4487 BI 3.00% 11/15/41 S	899,370	108,763
Series 4493 HI 3.00% 6/15/41 S	170,492	22,467
Series 4504 IO 3.50% 5/15/42 S	52,007	6,092
Series 4518 CI 3.50% 6/15/42 S	508,380	65,361
Series 4527 CI 3.50% 2/15/44 S	213,645	38,009
Series 4531 PZ 3.50% 11/15/45	136,811	135,111
Series 4567 LI 4.00% 8/15/45 S	466,314	91,334
Series 4574 AI 3.00% 4/15/31 S	2,171,577	274,549
Series 4580 MI 3.50% 2/15/43 S	686,781	104,588
Series 4581 LI 3.00% 5/15/36 S	71,487	9,960
Series 4594 SG 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	115,692	24,903
Series 4601 IN 3.50% 7/15/46 S	354,100	79,083
Series 4610 IB 3.00% 6/15/41 S	327,768	40,845
Series 4614 HB 2.50% 9/15/46	62,000	55,155
Series 4615 GW 2.50% 4/15/41	18,000	16,212
Series 4618 SA 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	368,888	82,678
Series 4622 HI 3.00% 11/15/43 S	593,653	74,695
Series 4623 IY 4.00% 10/15/46 S	182,543	39,317
Series 4623 LZ 2.50% 10/15/46	53,168	44,190
Series 4623 MS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	1,099,862	216,736
Series 4623 MW 2.50% 10/15/46	60,000	53,726
Series 4623 WI 4.00% 8/15/44 S	1,111,664	195,229
Series 4623 YT 2.50% 3/15/46	1,442,246	1,283,076
Series 4625 BI 3.50% 6/15/46 S	120,292	25,561
Series 4625 PZ 3.00% 6/15/46	30,485	27,605
Series 4627 PI 3.50% 5/15/44 S	183,190	26,732
Series 4631 GS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/46 S●	80,083	14,480
Series 4636 ET 3.00% 3/15/41	1,000,000	966,356
Series 4643 QI 3.50% 9/15/45 S	1,925,202	334,473
Series 4648 SA 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	1,013,297	213,633
Series 4650 JE 3.00% 7/15/46	110,000	104,573
Series 4650 JG 3.00% 11/15/46	1,997,000	1,865,658
Series 4653 VB 3.00% 4/15/40	865,000	838,853
Series 4654 G 3.00% 2/15/43	74,840	71,391

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4655 TI 3.00% 8/15/36 S	85,802	$9,082
Series 4655 WI 3.50% 8/15/43 S	756,935	129,691
Series 4656 HI 3.50% 5/15/42 S	548,594	84,657
Series 4657 PS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	4,051,105	787,062
Series 4660 GI 3.00% 8/15/43 S	710,666	115,421
Series 4663 AI 3.00% 3/15/42 S	230,409	32,648
Series 4663 HZ 3.50% 3/15/47	219,377	213,800
Series 4675 KS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 4/15/47 S●	133,200	25,200
Series 4681 WI 1.306% 8/15/33 S●	529,988	31,398
Series 4690 WI 3.50% 12/15/43 S	639,904	103,083
Series 4691 LI 3.50% 1/15/41 S	84,108	12,431
Series 4693 EI 3.50% 8/15/42 S	88,778	13,615
Series 4695 OZ 3.00% 6/15/47	585,276	525,474
Series 4710 CI 3.50% 12/15/43 S	184,597	28,121
Series 4721 HI 3.50% 9/15/42 S	304,240	49,809
Series 4731 QT 3.00% 2/15/45	133,000	129,410
Series 4738 TW 3.00% 11/15/46	279,000	266,836
Series 4748 JW 3.00% 11/15/47	369,000	344,995
Series 4753 EZ 3.50% 12/15/47	273,961	267,282
Series 4761 Z 3.50% 12/15/47	78,129	75,488
Series 4788 EI 4.00% 6/15/40 S	775,707	83,329
Freddie Mac Strips Series 267 S5 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	49,833	8,809
Series 284 S6 4.027% (6.10% minus LIBOR01M, Cap 6.10%) 10/15/42 S●	1,055,930	200,197
Series 290 IO 3.50% 11/15/32 S	50,969	8,528
Series 299 S1 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	77,772	12,921
Series 303 151 4.289% 12/15/42 S●	372,330	86,207
Series 303 185 3.451% 1/15/43 S●	1,062,881	234,426
Series 303 C17 3.50% 1/15/43 S	763,471	155,780
Series 304 C38 3.50% 12/15/27 S	77,068	7,055
Series 319 S2 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	6,829,065	1,273,130
Series 326 S2 3.877% (5.95% minus LIBOR01M, Cap 5.95%) 3/15/44 S●	496,939	75,192
Series 350 S5 1.281% 9/15/40 S●	183,862	10,660
Freddie Mac Structured Pass Through Certificates Series T-42 A5 7.50% 2/25/42 ◆	29,040	32,706
Series T-54 2A 6.50% 2/25/43 ◆	727	822

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43 ◆	498,354	$563,185
GNMA Series 2011-157 SG 4.516% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	100,398	19,944
Series 2012-43 AI 3.50% 5/20/38 S	195,365	8,468
Series 2012-61 PI 3.00% 4/20/39 S	480,765	35,180
Series 2012-77 MU 2.50% 6/20/42	106,375	96,943
Series 2012-108 KI 4.00% 8/16/42 S	187,526	35,372
Series 2012-108 PB 2.75% 9/16/42	39,000	35,728
Series 2013-22 IO 3.00% 2/20/43 S	544,670	103,462
Series 2013-26 KD 2.50% 2/16/43	870,000	784,810
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,186,150
Series 2013-88 LZ 2.50% 6/16/43	465,663	402,138
Series 2013-113 AZ 3.00% 8/20/43	112,116	107,392
Series 2013-113 LY 3.00% 5/20/43	17,000	16,577
Series 2013-182 CZ 2.50% 12/20/43	38,044	33,792
Series 2014-12 ZA 3.00% 1/20/44	211,176	196,487
Series 2014-12 ZB 3.00% 1/16/44	55,933	51,264
Series 2014-62 Z 3.00% 4/20/44	180,143	168,529
Series 2015-36 PI 3.50% 8/16/41 S	378,453	45,224
Series 2015-44 AI 3.00% 8/20/41 S	653,393	66,848
Series 2015-74 CI 3.00% 10/16/39 S	268,186	32,111
Series 2015-76 MZ 3.00% 5/20/45	883,962	846,057
Series 2015-82 EZ 3.50% 6/20/45	255,424	246,362
Series 2015-82 GI 3.50% 12/20/38 S	768,827	74,422
Series 2015-96 NI 3.50% 1/20/39 S	373,396	35,922
Series 2015-111 IH 3.50% 8/20/45 S	167,078	23,494
Series 2015-127 LM 3.00% 9/20/45	12,000	11,107
Series 2015-142 AI 4.00% 2/20/44 S	46,635	6,134
Series 2015-155 QZ 3.50% 10/20/45	1,617,978	1,557,812
Series 2015-185 PZ 3.00% 12/20/45	825,582	790,723
Series 2016-5 GL 3.00% 7/20/45	5,000	4,763
Series 2016-46 DZ 3.00% 4/20/46	115,244	100,553
Series 2016-49 PZ 3.00% 11/16/45	234,756	208,153
Series 2016-54 MZ 3.00% 4/20/46	773,628	678,391
Series 2016-74 PL 3.00% 5/20/46	610,000	574,217
Series 2016-75 JI 3.00% 9/20/43 S	433,708	63,713
Series 2016-80 JZ 3.00% 6/20/46	690,142	603,336
Series 2016-81 IM 4.00% 10/20/44 S	232,594	37,485
Series 2016-83 MB 3.00% 10/20/45	36,000	34,631
Series 2016-89 QS 3.966% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	3,463,446	724,456

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA Series 2016-103 DY 2.50% 8/20/46	559,000	$484,416
Series 2016-108 SK 3.966% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	169,047	33,607
Series 2016-115 SA 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 8/20/46 S●	202,201	38,849
Series 2016-118 DI 3.50% 3/20/43 S	282,765	39,904
Series 2016-120 IA 3.00% 2/20/46 S	853,725	130,073
Series 2016-120 NS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	241,694	49,167
Series 2016-126 NS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	122,417	25,105
Series 2016-134 MW 3.00% 10/20/46	10,000	9,764
Series 2016-135 JI 3.00% 7/20/46 S	86,725	13,296
Series 2016-135 Z 3.00% 10/20/46	51,509	46,431
Series 2016-146 KS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 10/20/46 S●	80,954	16,799
Series 2016-149 GI 4.00% 11/20/46 S	532,745	121,821
Series 2016-167 QM 3.00% 4/20/46	1,180,892	1,128,702
Series 2016-170 MZ 3.00% 12/20/46	763,557	687,292
Series 2016-171 IO 3.00% 7/20/44 S	250,848	34,074
Series 2016-171 IP 3.00% 3/20/46 S	1,715,540	272,247
Series 2017-2 Z 2.65% 1/20/46	1,406,778	1,330,469
Series 2017-4 WI 4.00% 2/20/44 S	83,982	16,925
Series 2017-10 IB 4.00% 1/20/47 S	135,831	30,289
Series 2017-10 KZ 3.00% 1/20/47	15,650	14,357
Series 2017-11 IM 3.00% 5/20/42 S	325,065	38,526
Series 2017-14 EZ 3.00% 1/20/47	274,404	240,848
Series 2017-17 BV 3.00% 4/20/40	434,000	428,061
Series 2017-17 BZ 3.00% 2/20/47	1,137,549	1,067,384
Series 2017-18 QS 4.015% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	142,313	27,100
Series 2017-19 AY 3.00% 2/20/47	30,000	27,923
Series 2017-25 CZ 3.50% 2/20/47	50,290	49,789
Series 2017-26 SA 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 2/20/47 S●	133,793	25,291
Series 2017-36 ZC 3.00% 3/20/47	181,679	158,575
Series 2017-52 LE 3.00% 1/16/47	474,000	439,108
Series 2017-68 SB 4.066% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	94,109	16,153
Series 2017-80 AS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S●	761,593	145,266
Series 2017-88 PB 3.00% 1/20/47	304,000	283,809
Series 2017-93 JL 3.00% 12/20/45	76,000	73,047

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA Series 2017-101 AI 4.00% 7/20/47 S	94,316	$18,603
Series 2017-101 HD 3.00% 1/20/47	89,000	83,952
Series 2017-101 KS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	93,533	17,642
Series 2017-101 ND 3.00% 1/20/47	88,000	83,851
Series 2017-101 SK 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	239,789	45,219
Series 2017-101 TI 4.00% 3/20/44 S	133,140	21,743
Series 2017-107 T 3.00% 1/20/47	65,000	63,110
Series 2017-116 ZL 3.00% 6/20/47	48,309	42,927
Series 2017-117 C 3.00% 8/20/47	131,000	122,403
Series 2017-117 GI 3.00% 3/20/47 S	570,015	93,358
Series 2017-120 QS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	203,630	40,885
Series 2017-121 CW 3.00% 8/20/47	55,000	50,663
Series 2017-121 IC 3.00% 12/20/45 S	601,756	103,310
Series 2017-121 IL 3.00% 2/20/42 S	837,205	125,273
Series 2017-132 JI 3.00% 6/20/45 S	93,806	15,345
Series 2017-134 ES 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	233,923	43,314
Series 2017-134 KI 4.00% 5/20/44 S	109,126	19,115
Series 2017-134 SD 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	183,296	36,974
Series 2017-134 SK 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	149,119	29,229
Series 2017-137 CZ 3.00% 9/20/47	110,454	106,060
Series 2017-141 JS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	229,725	46,447
Series 2017-144 EI 3.00% 12/20/44 S	191,071	29,775
Series 2017-144 MZ 2.50% 9/20/47	74,380	62,009
Series 2017-147 AI 3.50% 3/20/44 S	872,568	102,291
Series 2017-156 LP 2.50% 10/20/47	122,000	105,824
Series 2017-163 HS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	312,904	56,943
Series 2017-163 KH 3.50% 3/20/44	455,000	452,043
Series 2017-170 SQ 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	462,807	72,241
Series 2017-180 MJ 3.00% 12/20/47	298,000	265,314
Series 2017-184 AL 3.00% 6/20/47	35,000	34,255
Series 2018-1 HB 2.50% 1/20/48	44,000	39,325
Series 2018-1 QG 3.00% 6/20/47	829,072	772,505
Series 2018-1 QH 3.00% 12/20/47	466,373	425,518

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA Series 2018-1 SA 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	823,264	$147,139
Series 2018-1 ST 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	276,763	56,096
Series 2018-8 VZ 3.00% 3/20/47	40,503	39,692
Series 2018-13 PZ 3.00% 1/20/48	283,518	262,978
Series 2018-14 ZE 3.50% 1/20/48	32,469	32,066
Series 2018-15 BI 3.50% 1/20/48 S	640,197	115,029
Series 2018-18 BZ 3.50% 2/20/48	115,336	111,524
Series 2018-18 CZ 3.00% 2/20/48	1,171,644	1,032,616
Series 2018-22 LZ 3.00% 2/20/48	15,151	13,282
Series 2018-24 HZ 3.00% 2/20/48	11,110	10,029
Series 2018-27 KU 3.50% 5/20/46	43,000	42,230
Series 2018-34 TY 3.50% 3/20/48	20,000	19,256
Series 2018-37 SA 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	98,968	19,037
Series 2018-46 AS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	329,400	68,013
Series 2018-63 BZ 3.00% 4/20/48	49,245	43,996

Total Agency Collateralized Mortgage Obligations (cost $84,665,640)		85,190,564

Agency Commercial Mortgage-Backed Securities – 0.38%

FREMF Mortgage Trust Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	99,065
Series 2013-K28 C 144A 3.61% 6/25/46 #●	105,000	103,570
Series 2013-K33 C 144A 3.616% 8/25/46 #●	60,000	58,965
Series 2013-K712 B 144A 3.477% 5/25/45 #●	345,000	345,792
Series 2014-K717 B 144A 3.752% 11/25/47 #●	245,000	246,266
Series 2014-K717 C 144A 3.752% 11/25/47 #●	80,000	79,516
Series 2016-K722 B 144A 3.966% 7/25/49 #●	430,000	426,227
NCUA Guaranteed Notes Trust Series 2011-C1 2A 2.617% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 ●	934,950	933,382

Total Agency Commercial Mortgage-Backed Securities (cost $2,316,493)		2,292,783

Agency Mortgage-Backed Securities – 9.16%

Fannie Mae ARM 3.478%(LIBOR12M + 1.525%, Cap 9.533%) 8/1/34 ●	65,602	68,591
3.505%(LIBOR12M + 1.77%, Cap 8.505%) 1/1/41 ●	122,194	125,109
3.585%(LIBOR12M + 1.592%, Cap 11.220%) 8/1/36 ●	27,300	28,901
3.607%(LIBOR12M + 1.83%, Cap 10.178%) 8/1/35 ●	20,325	21,371
3.609%(LIBOR12M + 1.859%, Cap 10.109%) 7/1/36 ●	15,406	16,241

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM 3.879%(LIBOR12M + 1.754%, Cap 11.211%) 4/1/36 •	18,034	$18,865
4.163%(LIBOR12M + 1.777%, Cap 9.021%) 6/1/34 •	26,197	27,577
Fannie Mae S.F. 30 yr 5.00% 7/1/33	92,608	99,448
5.00% 8/1/35	14,155	15,160
5.00% 12/1/35	11,472	12,359
5.00% 10/1/39	329,607	355,151
5.00% 1/1/40	61,041	65,807
5.00% 2/1/40	391,180	420,375
5.00% 5/1/40	140,497	150,666
5.00% 7/1/47	361,934	387,015
5.50% 4/1/33	60,518	66,136
5.50% 1/1/34	8,579	9,380
5.50% 4/1/34	82,354	89,806
5.50% 8/1/34	62,866	68,409
5.50% 9/1/36	16,801	18,263
5.50% 8/1/37	122,556	132,953
5.50% 1/1/38	1,008,674	1,103,022
5.50% 4/1/40	24,632	27,086
5.50% 9/1/41	50,723	56,200
5.50% 5/1/44	6,521,571	7,083,216
6.00% 3/1/34	97,847	107,837
6.00% 11/1/34	140,439	154,786
6.00% 6/1/36	76,113	84,176
6.00% 9/1/36	114,710	128,685
6.00% 8/1/37	737,037	812,112
6.00% 9/1/37	112,446	123,915
6.00% 11/1/37	660,243	727,217
6.00% 3/1/38	1,260,041	1,392,425
6.00% 10/1/38	478,223	527,401
6.00% 11/1/38	125,666	139,122
6.00% 5/1/39	338,639	373,627
6.00% 9/1/39	103,016	115,756
6.00% 10/1/39	2,041,223	2,258,097
6.00% 2/1/41	104,466	115,343
6.00% 6/1/41	150,224	165,664
6.00% 7/1/41	82,746	91,547
6.50% 1/1/29	5,773	6,375
Fannie Mae S.F. 30 yr TBA 3.50% 7/1/48	4,092,000	4,071,511
4.50% 7/1/48	20,469,000	21,312,147
5.00% 8/1/48	2,780,000	2,939,158

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr TBA 6.00% 7/1/48	4,658,886	$5,137,492
Freddie Mac ARM 2.57%(LIBOR12M + 1.63%, Cap 7.571%) 10/1/46 ●	361,755	354,285
3.291%(H15T1Y + 2.14%, Cap 10.880%) 10/1/36 ●	4,227	4,435
3.512%(LIBOR12M + 1.737%, Cap 12.333%) 2/1/37 ●	1,832	1,905
5.037%(LIBOR12M + 1.93%, Cap 10.037%) 8/1/38 ●	8,276	8,619
Freddie Mac S.F. 30 yr 5.00% 12/1/41	38,791	41,599
5.00% 12/1/44	324,156	347,315
5.50% 1/1/38	6,993	7,580
5.50% 1/1/40	115,862	125,233
5.50% 4/1/40	22,756	24,611
5.50% 6/1/41	452,443	492,188
5.50% 9/1/41	77,738	83,164
6.00% 5/1/35	7,364	8,124
6.00% 2/1/36	165,332	182,417
6.00% 3/1/36	180,277	198,651
6.00% 8/1/38	1,446,596	1,602,450
6.00% 5/1/39	39,456	43,449
6.00% 7/1/39	21,622	23,857
6.00% 11/1/39	23,642	26,057
6.00% 5/1/40	204,786	224,570
6.50% 12/1/31	15,391	17,208
6.50% 7/1/32	138,013	153,702
GNMA I S.F. 30 yr 7.00% 12/15/34	136,470	155,125

Total Agency Mortgage-Backed Securities (cost $54,072,429)		55,378,044

Collateralized Debt Obligations – 2.60%

AMMC CLO Series 2015-16A XR 144A 3.398% (LIBOR03M + 1.05%) 4/14/29 #●	4,560,000	4,559,772
Cathedral Lake CLO Series 2015-2A AXR 144A 3.598% (LIBOR03M + 1.25%) 7/16/29 #●	1,484,375	1,485,200
Dryden 36 Senior Loan Fund Series 2014-36A X 144A 3.448% (LIBOR03M + 1.10%) 1/15/28 #●	1,066,667	1,066,613
Hempstead II CLO Series 2017-2A X 144A 3.353% (LIBOR03M + 1.00%) 8/10/29 #●	2,656,250	2,654,922

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Monarch Grove CLO Series 2018-1A AX 144A 3.06% (LIBOR03M + 0.70%) 1/25/28 #●	2,666,667	$2,666,534
Neuberger Berman CLO XVII Series 2014-17A XR 144A 3.362% (LIBOR03M + 1.00%) 4/22/29 #●	2,118,750	2,118,644
Telos CLO Series 2013-3A X 144A 3.353% (LIBOR03M + 1.00%) 7/17/19 #●	1,187,500	1,186,906

Total Collateralized Debt Obligations (cost $15,740,209)		15,738,591

Corporate Bonds – 41.92%

Banking – 15.58%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,880,138
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	511,250
Banco do Brasil 144A 4.875% 4/19/23 #	280,000	268,380
Banco Santander 3.50% 4/11/22	1,600,000	1,561,640
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	147,975
Bank of America 3.004% 12/20/23 µ	445,000	431,771
3.97% 3/5/29 µ	880,000	866,812
4.183% 11/25/27	795,000	775,436
5.625% 7/1/20	645,000	675,114
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	199,927
Bank of Montreal 3.10% 4/13/21	1,505,000	1,500,507
Bank of New York Mellon 3.409% (LIBOR03M + 1.05%) 10/30/23 ●	3,700,000	3,763,738
Barclays 3.20% 8/10/21	780,000	764,934
8.25%µy	200,000	203,559
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	524,375
Branch Banking & Trust 2.85% 4/1/21	1,505,000	1,489,600
Citigroup 3.421% (LIBOR03M + 1.10%) 5/17/24 ●	3,555,000	3,575,174
Citizens Bank 2.45% 12/4/19	5,010,000	4,964,917
2.50% 3/14/19	2,890,000	2,883,964
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	3,970,669
Compass Bank 2.875% 6/29/22	5,695,000	5,501,332
Credit Suisse 2.30% 5/28/19	4,890,000	4,867,177
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	292,901
Fifth Third Bancorp 2.875% 7/27/20	1,805,000	1,795,409
3.95% 3/14/28	430,000	424,831

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Fifth Third Bank 2.30% 3/15/19	570,000	$568,128
Goldman Sachs Group 4.223% 5/1/29 µ	895,000	883,129
6.00% 6/15/20	2,295,000	2,414,647
HSBC Holdings 3.95% 5/18/24 µ	1,265,000	1,262,315
Huntington National Bank 2.50% 8/7/22	480,000	462,716
JPMorgan Chase & Co. 4.005% 4/23/29 µ	1,000,000	988,261
4.35% 8/15/21	3,810,000	3,919,538
KeyBank 2.40% 6/9/22	920,000	883,612
3.18% 5/22/22	1,335,000	1,318,092
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	537,183
Morgan Stanley 3.625% 1/20/27	885,000	852,360
3.772% 1/24/29 µ	800,000	771,830
5.00% 11/24/25	1,135,000	1,178,020
5.50% 1/26/20	2,480,000	2,566,656
PNC Financial Services Group 5.00%µy	1,160,000	1,152,750
Popular 7.00% 7/1/19	500,000	510,000
Regions Financial 2.75% 8/14/22	370,000	357,229
Royal Bank of Canada 2.75% 2/1/22	1,685,000	1,655,333
Royal Bank of Scotland Group 3.875% 9/12/23	1,470,000	1,429,437
8.625%µy	1,410,000	1,502,003
Santander UK 2.125% 11/3/20	3,805,000	3,694,717
144A 5.00% 11/7/23 #	820,000	834,815
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,566,301
SunTrust Banks 2.70% 1/27/22	2,785,000	2,715,050
4.00% 5/1/25	530,000	532,893
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	200,000	188,893
144A 6.25% 4/20/21 #	230,000	230,246
UBS Group Funding Jersey 144A 2.65% 2/1/22 #	640,000	616,726
144A 3.00% 4/15/21 #	2,700,000	2,659,593
UBS Group Funding Switzerland 6.875%µy	400,000	397,018
US Bancorp 2.375% 7/22/26	360,000	327,789
USB Capital IX 3.50% (LIBOR03M + 1.02%)y•	6,960,000	6,316,199

		94,135,009

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry – 2.88%
Allegheny Technologies 5.95% 1/15/21	250,000	$252,500
Braskem Netherlands Finance 144A 3.50% 1/10/23 #	500,000	472,600
CSN Resources 144A 7.625% 2/13/23 #	300,000	271,125
Dow Chemical 8.55% 5/15/19	3,260,000	3,417,484
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	254,236
First Quantum Minerals 144A 7.00% 2/15/21 #	250,000	252,969
144A 7.25% 5/15/22 #	500,000	507,500
Georgia-Pacific 144A 2.539% 11/15/19 #	1,000,000	993,764
144A 5.40% 11/1/20 #	5,750,000	6,025,110
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	776,250
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	551,250
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	533,750
Novolipetsk Steel Via Steel Funding DAC 144A 4.50% 6/15/23 #	250,000	243,206
Nucor 3.95% 5/1/28	425,000	426,286
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	228,069
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	500,000	487,773
Syngenta Finance 144A 3.933% 4/23/21 #	620,000	618,790
144A 4.441% 4/24/23 #	785,000	781,185
Vale Overseas 4.375% 1/11/22	81,000	82,174
Vedanta Resources 144A 7.125% 5/31/23 #	205,000	193,725

		17,369,746

Brokerage – 0.80%
Charles Schwab 3.25% 5/21/21	440,000	441,902
3.85% 5/21/25	470,000	475,576
E*TRADE Financial 5.30%µy	1,575,000	1,541,531
Jefferies Group 5.125% 1/20/23	2,285,000	2,381,272

		4,840,281

Capital Goods – 1.46%
Allegion US Holding 3.20% 10/1/24	1,185,000	1,123,500
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	500,000	521,875
General Electric 2.743% (LIBOR03M + 0.38%) 5/5/26 ●	280,000	270,187
5.55% 5/4/20	2,175,000	2,267,779
6.00% 8/7/19	1,445,000	1,492,528
L3 Technologies 3.85% 6/15/23	280,000	279,634

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Nvent Finance 144A 3.95% 4/15/23 #	2,905,000	$2,877,114

		8,832,617

Communications – 3.22%
AT&T 144A 4.30% 2/15/30 #	330,000	312,719
Cablevision 144A 6.50% 6/15/21 #	510,000	507,980
CCO Holdings 5.75% 9/1/23	500,000	505,000
CenturyLink 5.625% 4/1/20	750,000	761,250
Charter Communications Operating 4.50% 2/1/24	1,860,000	1,859,741
Crown Castle International 3.15% 7/15/23	2,690,000	2,575,697
3.80% 2/15/28	75,000	70,286
5.25% 1/15/23	735,000	770,697
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	621,925
CSC Holdings 6.75% 11/15/21	750,000	787,500
Deutsche Telekom International Finance 144A 4.375% 6/21/28 #	1,905,000	1,892,950
Digicel Group 144A 7.125% 4/1/22 #	300,000	198,750
GTH Finance 144A 6.25% 4/26/20 #	500,000	510,162
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	510,471
Sirius XM Radio 144A 3.875% 8/1/22 #	500,000	485,000
Sprint Communications 6.00% 11/15/22	750,000	745,313
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	447,660
Time Warner Entertainment 8.375% 3/15/23	3,295,000	3,836,947
Vodafone Group 3.75% 1/16/24	875,000	868,267
4.375% 5/30/28	510,000	504,369
VTR Finance 144A 6.875% 1/15/24 #	700,000	705,915

		19,478,599

Consumer Cyclical – 1.71%
Alibaba Group Holding 2.80% 6/6/23	1,105,000	1,064,301
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	173,610
Cencosud 144A 4.875% 1/20/23 #	250,000	250,401
Daimler Finance North America 144A 3.35% 2/22/23 #	1,165,000	1,145,254
Dollar Tree 3.70% 5/15/23	1,185,000	1,175,262
4.00% 5/15/25	765,000	748,608
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,561,684
General Motors Financial 4.15% 6/19/23	715,000	715,501
4.35% 4/9/25	1,195,000	1,179,116
JD.com 3.125% 4/29/21	400,000	390,204
MGM Resorts International 6.625% 12/15/21	500,000	527,500

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
NCL 144A 4.75% 12/15/21 #	404,000	$404,000
Prime Security Services Borrower 144A 9.25% 5/15/23 #	445,000	476,150
Scientific Games International 10.00% 12/1/22	500,000	534,375

		10,345,966

Consumer Non-Cyclical – 3.47%
Anheuser-Busch InBev Finance 3.30% 2/1/23	2,215,000	2,198,082
BAT Capital 144A 2.297% 8/14/20 #	2,600,000	2,545,118
Bayer US Finance II 144A 4.25% 12/15/25 #	910,000	916,657
Becton Dickinson 3.363% 6/6/24	1,000,000	961,466
Celgene 3.25% 2/20/23	1,155,000	1,129,099
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	268,192
CVS Health 3.35% 3/9/21	1,485,000	1,484,207
3.70% 3/9/23	660,000	653,977
4.10% 3/25/25	780,000	776,856
ESAL 144A 6.25% 2/5/23 #	200,000	187,250
General Mills 3.20% 4/16/21	430,000	428,021
3.70% 10/17/23	290,000	287,281
Kernel Holding 144A 8.75% 1/31/22 #	235,000	231,657
Maple Escrow Subsidiary 144A 3.551% 5/25/21 #	715,000	716,066
144A 4.057% 5/25/23 #	340,000	341,640
144A 4.417% 5/25/25 #	400,000	402,503
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	203,250
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,846,657
Roche Holdings 144A 1.75% 1/28/22 #	1,015,000	965,257
Safeway 3.95% 8/15/20	150,000	144,750
Shire Acquisitions Investments Ireland 1.90% 9/23/19	3,000,000	2,955,013
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	249,958
Thermo Fisher Scientific 3.00% 4/15/23	1,130,000	1,099,535

		20,992,492

Electric – 5.77%
AEP Texas 2.40% 10/1/22	1,930,000	1,854,832
AES Gener 144A 5.25% 8/15/21 #	203,000	210,110
144A 8.375% 12/18/73 #µ	300,000	308,805
Ameren 2.70% 11/15/20	3,665,000	3,621,747
Arizona Public Service 2.20% 1/15/20	4,195,000	4,143,018
Ausgrid Finance 144A 3.85% 5/1/23 #	655,000	656,870
Avangrid 3.15% 12/1/24	1,100,000	1,059,173

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric (continued)
Calpine 144A 6.00% 1/15/22 #	500,000	$511,875
Cleveland Electric Illuminating 5.50% 8/15/24	1,515,000	1,663,050
CMS Energy 6.25% 2/1/20	1,345,000	1,406,532
DTE Energy 2.40% 12/1/19	1,725,000	1,705,339
Duke Energy 1.80% 9/1/21	2,450,000	2,345,695
Dynegy 7.375% 11/1/22	500,000	523,750
Enel Finance International 144A 2.875% 5/25/22 #	2,790,000	2,660,059
Entergy 4.00% 7/15/22	2,050,000	2,076,769
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,148,688
Exelon 2.85% 6/15/20	2,000,000	1,983,051
IPALCO Enterprises 3.45% 7/15/20	710,000	710,483
ITC Holdings 2.70% 11/15/22	2,455,000	2,364,947
Nevada Power 2.75% 4/15/20	615,000	614,315
NV Energy 6.25% 11/15/20	2,460,000	2,628,484
PSEG Power 3.85% 6/1/23	680,000	677,402

		34,874,994

Energy – 2.66%
Dominion Energy Gas Holdings 2.50% 12/15/19	2,020,000	2,002,036
Enbridge Energy Partners 4.375% 10/15/20	305,000	310,533
5.20% 3/15/20	65,000	66,865
Energy Transfer Equity 4.25% 3/15/23	500,000	483,755
7.50% 10/15/20	500,000	534,375
Energy Transfer Partners 4.20% 9/15/23	480,000	479,725
Frontera Energy 144A 9.70% 6/25/23 #	200,000	199,000
Genesis Energy 6.75% 8/1/22	500,000	507,500
Gulfport Energy 6.625% 5/1/23	300,000	303,750
Kinder Morgan Energy Partners 9.00% 2/1/19	850,000	878,778
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	395,476
Laredo Petroleum 5.625% 1/15/22	500,000	495,625
Marathon Oil 2.80% 11/1/22	675,000	647,664
MPLX 4.875% 12/1/24	1,260,000	1,300,209
Murphy Oil USA 6.00% 8/15/23	500,000	513,750
Newfield Exploration 5.75% 1/30/22	500,000	523,125
ONEOK 7.50% 9/1/23	1,655,000	1,898,202
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	306,712
Petrobras Global Finance 4.375% 5/20/23	500,000	468,375
Sabine Pass Liquefaction 5.625% 3/1/25	960,000	1,022,219
5.75% 5/15/24	1,085,000	1,159,888
5.875% 6/30/26	480,000	515,423

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Tecpetrol 144A 4.875% 12/12/22 #	305,000	$282,796
Tullow Oil 144A 6.25% 4/15/22 #	250,000	242,813
Williams 4.55% 6/24/24	375,000	376,875
YPF 144A 26.563% (BADLARPP + 4.00%) 7/7/20 #●	325,000	184,438

		16,099,907

Finance Companies – 0.61%
Air Lease 3.00% 9/15/23	1,030,000	976,201
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	585,510
BOC Aviation 144A 2.375% 9/15/21 #	400,000	383,092
GrupoSura Finance 144A 5.70% 5/18/21 #	500,000	520,000
International Lease Finance 8.625% 1/15/22	1,080,000	1,239,708

		3,704,511

Healthcare – 0.25%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	250,000	233,750
CHS 6.25% 3/31/23	500,000	460,000
HCA 7.50% 2/15/22	250,000	272,500
HCA Healthcare 6.25% 2/15/21	500,000	520,000

		1,486,250

Insurance – 0.98%
AXA Equitable Holdings 144A 3.90% 4/20/23 #	575,000	570,898
Nuveen Finance 144A 2.95% 11/1/19 #	1,500,000	1,494,591
Pricoa Global Funding I 144A 2.20% 5/16/19 #	3,855,000	3,839,937

		5,905,426

Natural Gas – 0.86%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,760,572
NiSource 144A 5.65%#µy	1,115,000	1,108,031
Sempra Energy 2.90% 2/1/23	1,380,000	1,340,668

		5,209,271

REITs – 0.21%
GEO Group 5.875% 1/15/22	500,000	508,750
Growthpoint Properties International 144A 5.872% 5/2/23 #	200,000	203,476
Kilroy Realty 3.45% 12/15/24	590,000	566,972

		1,279,198

Technology – 0.67%
CommScope Technologies 144A 6.00% 6/15/25 #	350,000	359,188
First Data 144A 7.00% 12/1/23 #	750,000	783,060
Microchip Technology 144A 3.922% 6/1/21 #	490,000	491,112
144A 4.333% 6/1/23 #	525,000	526,292
NXP 144A 4.125% 6/15/20 #	1,500,000	1,518,750

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
Trimble 4.15% 6/15/23	335,000	$335,777

		4,014,179

Transportation – 0.79%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	300,000	273,925
Avis Budget Car Rental 5.50% 4/1/23	300,000	293,625
CH Robinson Worldwide 4.20% 4/15/28	200,000	196,779
Penske Truck Leasing 144A 4.20% 4/1/27 #	665,000	656,317
Transnet SOC 144A 4.00% 7/26/22 #	200,000	189,939
Union Pacific 3.50% 6/8/23	450,000	450,660
United Airlines 2015-1 Class AA Pass-Through Trust 3.45% 12/1/27 ◆	325,186	314,636
United Parcel Service 5.125% 4/1/19	2,340,000	2,382,446

		4,758,327

Total Corporate Bonds (cost $259,423,604)		253,326,773

Loan Agreements – 2.87%

Acrisure Tranche B 1st Lien 6.609% (LIBOR03M + 4.25%) 11/22/23 ●	497,494	498,862
Alpha 3 Tranche B1 1st Lien 5.334% (LIBOR03M + 3.00%) 1/31/24 ●	1,485,000	1,490,569
Altice France Tranche B12 1st Lien 5.348% (LIBOR03M + 3.00%) 1/31/26 ●	391,533	385,904
AssuredPartners Tranche B 1st Lien 5.344% (LIBOR03M + 3.25%) 10/22/24 ●	497,500	496,381
Blue Ribbon 1st Lien 6.085% (LIBOR03M + 4.00%) 11/13/21 ●	509,843	504,107
Builders FirstSource 1st Lien 5.334% (LIBOR03M + 3.00%) 2/29/24 ●	1,470,000	1,472,493
Chesapeake Energy 1st Lien 9.594% (LIBOR03M + 7.50%) 8/23/21 ●	250,000	262,031
First Data 1st Lien 4.091% (LIBOR03M + 2.00%) 4/26/24 ●	429,698	427,657
First Eagle Holdings Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 12/1/22 ●	1,473,807	1,484,123
Gardner Denver Tranche B1 1st Lien 4.844% (LIBOR03M + 2.75%) 7/30/24 ●	414,604	415,745
Mission Broadcasting Tranche B2 1st Lien 4.592% (LIBOR03M + 2.50%) 1/17/24 ●	208,747	208,877
MPH Acquisition Holdings Tranche B 1st Lien 5.084% (LIBOR03M + 2.75%) 6/7/23 ●	210,375	209,569
Nexstar Broadcasting Tranche B2 1st Lien 4.592% (LIBOR03M + 2.50%) 1/17/24 ●	1,607,362	1,608,367
ON Semiconductor Tranche B 1st Lien 3.844% (LIBOR03M + 1.75%) 3/31/23 ●	1,120,473	1,121,251

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

Republic of Angola 8.747% (LIBOR06M + 6.25%) 12/16/23 =●	350,625	$317,316
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.552% (LIBOR03M + 3.25%) 6/1/23 ●	1,834,690	1,842,946
Sinclair Television Group Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 1/31/25 ●	750,000	749,809
Sprint Communications Tranche B 1st Lien 4.625% (LIBOR03M + 2.50%) 2/2/24 ●	2,468,750	2,458,722
Staples 1st Lien 6.358% (LIBOR03M + 4.00%) 9/12/24 ●	124,375	122,777
Summit Midstream Partners Holdings Tranche B 1st Lien 8.094% (LIBOR03M + 6.00%) 5/21/22 ●	436,957	442,692
Univision Communications Tranche C5 1st Lien 4.844% (LIBOR03M + 2.75%) 3/15/24 ●	831,283	804,859

Total Loan Agreements (cost $16,969,857)		17,325,057

Municipal Bonds – 0.42%

Commonwealth of Massachusetts Series C 5.00% 10/1/25	100,000	117,627
County of Baltimore, Maryland 5.00% 2/1/26	2,030,000	2,401,390

Total Municipal Bonds (cost $2,615,330)		2,519,017

Non-Agency Asset-Backed Securities – 26.28%

Ally Master Owner Trust Series 2015-2 A1 2.643% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/21 ●	4,500,000	4,509,178
American Express Credit Account Master Trust Series 2014-1 A 2.443% (LIBOR01M + 0.37%, Floor 0.37%) 12/15/21 ●	2,100,000	2,105,249
Series 2017-2 A 2.523% (LIBOR01M + 0.45%) 9/16/24 ●	270,000	272,387
Series 2017-5 A 2.453% (LIBOR01M + 0.38%) 2/18/25 ●	575,000	577,232
Series 2018-3 A 2.393% (LIBOR01M + 0.32%) 10/15/25 ●	335,000	334,948
Series 2018-5 A 2.413% (LIBOR01M + 0.34%) 12/15/25 ●	3,744,000	3,752,616
Avis Budget Rental Car Funding AESOP Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,503,967
Bank of America Credit Card Trust Series 2014-A1 A 2.453% (LIBOR01M + 0.38%, Floor 0.38%) 6/15/21 ●	2,625,000	2,629,200
Series 2017-A1 A1 1.95% 8/15/22	3,000,000	2,954,243

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Barclays Dryrock Issuance Trust Series 2017-1 A 2.403% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	2,810,000	$2,814,164
BMW Vehicle Lease Trust Series 2016-2 A3 1.43% 9/20/19	1,653,778	1,647,314
Cabela’s Credit Card Master Note Trust Series 2014-2 A 2.523% (LIBOR01M + 0.45%, Floor 0.45%) 7/15/22 ●	3,000,000	3,007,442
Series 2015-1A A1 2.26% 3/15/23	500,000	493,978
CarMax Auto Owner Trust Series 2018-1 A2B 2.223% (LIBOR01M + 0.15%) 5/17/21 ●	1,465,000	1,464,455
Chase Issuance Trust Series 2014-A5 A5 2.443% (LIBOR01M + 0.37%, Floor 0.37%) 4/15/21 ●	3,281,000	3,286,568
Series 2016-A1 A 2.483% (LIBOR01M + 0.41%, Floor 0.41%) 5/17/21 ●	3,026,000	3,034,072
Series 2016-A3 A3 2.623% (LIBOR01M + 0.55%, Floor 0.55%) 6/15/23 ●	7,350,000	7,426,613
Series 2017-A1 A 2.373% (LIBOR01M + 0.30%) 1/18/22 ●	905,000	907,067
Series 2017-A2 A 2.473% (LIBOR01M + 0.40%) 3/15/24 ●	1,300,000	1,306,985
Chesapeake Funding II Series 2017-4A A2 144A 2.413% (LIBOR01M + 0.34%) 11/15/29 #●	1,925,000	1,922,917
Citibank Credit Card Issuance Trust Series 2016-A3 A3 2.515% (LIBOR01M + 0.49%) 12/7/23 ●	4,270,000	4,301,366
Series 2017-A5 A5 2.704% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	360,000	364,745
Series 2017-A6 A6 2.827% (LIBOR01M + 0.77%) 5/14/29 ●	750,000	755,360
Series 2017-A7 A7 2.40% (LIBOR01M + 0.37%) 8/8/24 ●	11,900,000	11,920,737
Series 2018-A2 A2 2.414% (LIBOR01M + 0.33%) 1/21/25 ●	8,845,000	8,852,927
Series 2018-A4 A4 2.37% (LIBOR01M + 0.34%) 6/9/25 ●	1,750,000	1,747,725
Discover Card Execution Note Trust Series 2014-A1 A1 2.503% (LIBOR01M + 0.43%, Floor 0.43%) 7/15/21 ●	4,500,000	4,507,537
Series 2017-A1 A1 2.563% (LIBOR01M + 0.49%) 7/15/24 ●	13,995,000	14,108,133

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Discover Card Execution Note Trust Series 2017-A3 A3 2.303% (LIBOR01M + 0.23%) 10/17/22 ●	3,025,000	$3,027,392
Series 2017-A5 A5 2.673% (LIBOR01M + 0.60%) 12/15/26 ●	4,045,000	4,086,551
Series 2017-A7 A7 2.433% (LIBOR01M + 0.36%) 4/15/25 ●	4,465,000	4,476,956
Series 2018-A2 A2 2.403% (LIBOR01M + 0.33%) 8/15/25 ●	4,000,000	4,001,967
Series 2018-A3 A3 2.328% (LIBOR01M + 0.23%) 12/15/23 ●	2,465,000	2,463,527
Ford Credit Auto Owner Trust Series 2016-C A2B 2.213% (LIBOR01M + 0.14%) 9/15/19 ●	278,048	278,058
Ford Credit Floorplan Master Owner Trust A Series 2014-2 A 2.573% (LIBOR01M + 0.50%, Floor 0.50%) 2/15/21 ●	2,850,000	2,859,555
Series 2015-2 A2 2.643% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 ●	1,470,000	1,477,267
Series 2017-1 A2 2.493% (LIBOR01M + 0.42%) 5/15/22 ●	400,000	401,152
Series 2017-2 A2 2.423% (LIBOR01M + 0.35%, Floor 0.62%) 9/15/22 ●	1,000,000	1,001,751
Golden Credit Card Trust Series 2014-2A A 144A 2.523% (LIBOR01M + 0.45%) 3/15/21 #●	340,000	340,675
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	245,125	239,279
Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20 #	6,033,983	6,017,893
Series 2018-A A3 144A 2.81% 4/15/21 #	700,000	698,151
Invitation Homes Trust Series 2018-SFR1 A 144A 2.785% (LIBOR01M + 0.70%) 3/17/37 #●	1,358,469	1,354,736
Mercedes-Benz Master Owner Trust Series 2017-BA A 144A 2.493% (LIBOR01M + 0.42%) 5/16/22 #●	3,000,000	3,007,770
Series 2018-BA A 144A 2.274% (LIBOR01M + 0.34%) 5/15/23 #●	1,200,000	1,200,595
MMAF Equipment Finance Series 2015-AA A5 144A 2.49% 2/19/36 #	2,000,000	1,970,886
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 3.441% (LIBOR01M + 1.35%) 9/27/21 #●	390,000	390,964

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Navistar Financial Dealer Note Master Owner Trust II Series 2017-1 A 144A 2.871% (LIBOR01M + 0.78%) 6/27/22 #●	1,000,000	$1,004,302
Nissan Master Owner Trust Receivables Series 2016-A A1 2.713% (LIBOR01M + 0.64%, Floor 0.65%) 6/15/21 ●	3,040,000	3,050,945
Series 2017-C A 2.393% (LIBOR01M + 0.32%) 10/17/22 ●	850,000	850,509
PFS Financing Series 2018-A A 144A 2.319% (LIBOR01M + 0.40%) 2/15/22 #●	240,000	239,774
Tesla Auto Lease Trust Series 2018-A A 144A 2.32% 12/20/19 #	1,089,760	1,086,206
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	401,326	395,587
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	463,155	455,652
Toyota Auto Receivables Owner Trust Series 2017-A A2B 2.143% (LIBOR01M + 0.07%) 9/16/19 ●	335,247	335,263
Series 2018-A A2B 2.143% (LIBOR01M + 0.07%) 10/15/20 ●	2,510,000	2,510,112
Trafigura Securitisation Finance Series 2017-1A A1 144A 2.923% (LIBOR01M + 0.85%) 12/15/20 #●	3,410,000	3,413,928
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	1,500,000	1,484,563
Series 2017-3A A1B 144A 2.354% (LIBOR01M + 0.27%) 4/20/22 #●	4,675,000	4,676,838
Series 2018-1A A1B 144A 2.344% (LIBOR01M + 0.26%) 9/20/22 #●	135,000	135,026
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.285% (LIBOR01M + 0.18%) 7/20/21 ●	365,000	365,000
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.573% (LIBOR01M + 0.50%) 11/15/22 #●	2,000,000	2,003,740

Total Non-Agency Asset-Backed Securities (cost $159,012,509)		158,811,695

Non-Agency Collateralized Mortgage Obligations – 0.64%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	13,451	12,709
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #●	36,511	36,942

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	$455,450
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	286,081	283,578
Silverstone Master Issuer Series 2018-1A 1A 144A 2.75% (LIBOR03M + 0.39%) 1/21/70 #●	3,000,000	3,002,532
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 4.181% 4/25/36 ●	83,352	79,121

Total Non-Agency Collateralized Mortgage Obligations (cost $3,839,124)		3,870,332

Non-Agency Commercial Mortgage-Backed Security – 0.02%

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.884% 11/10/46 #●	100,000	104,575

Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		104,575

Regional Bond – 0.05%Δ

Argentina – 0.05%
Provincia de Cordoba 144A 7.45% 9/1/24 #	350,000	315,144

Total Regional Bond (cost $366,188)		315,144

Sovereign Bonds – 0.79%Δ

Argentina – 0.08%
Argentine Republic Government International Bond 5.625% 1/26/22	500,000	468,500

		468,500

Costa Rica – 0.04%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #	250,000	237,830

		237,830

Croatia – 0.04%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	210,636

		210,636

Dominican Republic – 0.05%
Dominican Republic International Bond 144A 7.50% 5/6/21 #	300,000	315,225

		315,225

Egypt – 0.06%
Egypt Government International Bond 144A 5.577% 2/21/23 #	400,000	380,000

		380,000

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Mongolia – 0.04%
Mongolia Government International Bond 144A 5.625% 5/1/23 #	215,000	$204,032

		204,032

Nigeria – 0.08%
Nigeria Government International Bond 5.625% 6/27/22	500,000	491,563

		491,563

Republic of Korea – 0.08%
Export-Import Bank of Korea 3.075% (LIBOR03M + 0.775%) 6/1/23 ●	500,000	500,299

		500,299

Saudi Arabia – 0.08%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	500,000	486,863

		486,863

Serbia – 0.04%
Serbia International Bond 144A 4.875% 2/25/20 #	250,000	254,255

		254,255

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A 5.75% 1/18/22 #	500,000	492,436

		492,436

Turkey – 0.08%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	500,000	481,630

		481,630

Ukraine – 0.04%
Ukraine Government International Bond 144A 7.75% 9/1/20 #	250,000	249,258

		249,258

Total Sovereign Bonds (cost $4,946,986)		4,772,527

Supranational Bank – 0.08%

Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	500,000	513,008

Total Supranational Bank (cost $529,500)		513,008

US Treasury Obligations – 3.80%

US Treasury Notes 2.25% 11/15/27	22,290,000	21,184,206
2.625% 6/30/23	995,000	989,967
2.75% 2/15/28	225,000	223,022
2.875% 5/15/28	595,000	596,011

Total US Treasury Obligations (cost $23,457,238)		22,993,206

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Number of Shares		Value (US $)

Preferred Stock – 0.31%

General Electric 5.00% µy	286,000		$282,497
Morgan Stanley 5.55% µy	1,180,000		1,217,701
USB Realty144A 3.495%(LIBOR03M + 1.147%) #y●	400,000		363,500

Total Preferred Stock (cost $1,775,362)			1,863,698

	Principal amount	°

Short-Term Investments – 0.56%

Discount Notes – 0.21%≠
Federal Home Loan Bank 0.763% 7/2/18	1,243,440		1,243,441
1.375% 7/6/18	20,459		20,454

			1,263,895

Repurchase Agreements – 0.35%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $288,820 (collateralized by US government obligations 0.00% 7/05/18; market value $294,547)	288,771		288,771
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $866,456 (collateralized by US government obligations 0.00%-3.75% 7/19/18-2/15/48; market value $883,640)	866,314		866,314
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $987,364 (collateralized by US government obligations 0.00%-8.75% 8/31/18-8/15/46; market value $1,006,944)	987,200		987,200

			2,142,285

Total Short-Term Investments (cost $3,406,127)			3,406,180

Total Value of Securities – 104.01% (cost $633,388,032)			$628,571,846

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $132,504,162, which represents 21.93% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Stated rate in effect at June 30, 2018 through maturity date.

The following futures and swap contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(108)	US Treasury Long Bonds	$(15,660,000)	$(15,704,450)	9/20/18	$44,450	$—	$(3,375)
(44)	US Treasury 5 yr Notes	(4,999,156)	(4,982,188)	9/28/18	—	(16,968)	1,031
(346)	US Treasury 10 yr Notes	(41,584,875)	(41,635,819)	9/20/18	50,944	—	(3,067)

Total Futures Contracts			$(62,322,457)		$95,394	$(16,968)	$(5,411)

Schedule of investments

Delaware Limited-Term Diversified Income Fund

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.29[5] 12/20/22-Quarterly	38,000,000	5.00%	$(2,358,382)	$(2,649,807)	$291,425	$—	28,732
CDX.NA.HY.30[5] 6/20/23- Quarterly	44,000,000	5.00%	(2,566,644)	(2,327,852)	—	(238,792)	30,013

Total CDS Contracts			$(4,925,026)	$(4,977,659)	$291,425	$(238,792)	$58,745

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(33,113).

5Markit’s CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BADLARPP – Argentina Term Deposit Rate

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

H15T1Y – US Treasury Yield Curve T Note Constant Maturity 1 Year

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR012M – ICE LIBOR USD 12 Month

NCUA – National Credit Union Administration

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2018 (unaudited)

Assets:
Investments, at value[1]	$628,571,846
Cash	257,451
Cash collateral due from brokers	8,135,629
Receivable for securities sold	4,270,679
Dividends and interest receivable	3,794,626
Receivable for fund shares sold	1,642,414
Variation margin due from broker on centrally cleared credit default swap contracts	58,745

Total assets	646,731,390

Liabilities:
Payable for securities purchased	35,925,613
Upfront payments received on credit default swap contracts	4,977,659
Payable for fund shares redeemed	644,219
Distribution payable	282,508
Other accrued expenses	203,031
Swap payments payable	124,751
Distribution fees payable to affiliates	99,428
Investment management fees payable	97,957
Audit and tax fees payable	25,654
Dividend disbursing and transfer agent fees and expenses payable to affiliates	9,824
Variation margin due to broker on futures contracts	5,411
Accounting and administration expenses payable to affiliates	2,242
Trustees’ fees and expenses payable	1,880
Legal fees payable to affiliates	1,063
Reports and statements to shareholders expenses payable to affiliates	378

Total liabilities	42,401,618

Total Net Assets	$604,329,772

Net Assets Consist of:
Paid-in capital	$646,870,049
Distributions in excess of net investment income	(481,002)
Accumulated net realized loss on investments	(37,341,035)
Net unrealized depreciation of investments	(4,816,186)
Net unrealized appreciation of future contracts	78,426
Net unrealized appreciation of swap contracts	19,520

Total Net Assets	$604,329,772

Net Asset Value
Class A:
Net assets	$277,757,968
Shares of beneficial interest outstanding, unlimited authorization, no par	33,483,449
Net asset value per share	$8.30
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.53

Class C:
Net assets	$72,381,241
Shares of beneficial interest outstanding, unlimited authorization, no par	8,730,688
Net asset value per share	$8.29

Class R:
Net assets	$3,416,023
Shares of beneficial interest outstanding, unlimited authorization, no par	411,733
Net asset value per share	$8.30

Institutional Class:
Net assets	$249,117,162
Shares of beneficial interest outstanding, unlimited authorization, no par	30,036,251
Net asset value per share	$8.29

Class R6:
Net assets	$1,657,378
Shares of beneficial interest outstanding, unlimited authorization, no par	199,951
Net asset value per share	$8.29
[1] Investments, at cost	$633,388,032

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$9,713,231

Expenses:
Management fees	1,651,931
Distribution expenses – Class A	407,230
Distribution expenses – Class C	408,967
Distribution expenses – Class R	8,696
Dividend disbursing and transfer agent fees and expenses	345,322
Accounting and administration expenses	74,064
Registration fees	60,425
Legal fees	34,835
Reports and statements to shareholders	33,862
Audit and tax	25,991
Custodian fees	25,860
Trustees’ fees and expenses	15,964
Other	44,964

3,138,111
Less waived distribution expenses – Class A	(162,892)
Less expenses waived	(652,001)
Less expenses paid indirectly	(2,848)

Total operating expenses	2,320,370

Net Investment Income	7,392,861

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(3,779,908)
Futures contracts	(343,760)
Swap contracts	(1,807,147)

Net realized loss	(5,930,815)

Net change in unrealized appreciation (depreciation) of:
Investments	(8,029,363)
Futures contracts	202,270
Swap contracts	1,251,037

Net change in unrealized appreciation (depreciation)	(6,576,056)

Net Realized and Unrealized Loss	(12,506,871)

Net Decrease in Net Assets Resulting from Operations	$(5,114,010)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,392,861	$15,794,835
Net realized gain (loss)	(5,930,815)	1,938,684
Net change in unrealized appreciation (depreciation)	(6,576,056)	104,282

Net increase (decrease) in net assets resulting from operations	(5,114,010)	17,837,801

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,103,040)	(7,023,929)
Class C	(691,110)	(960,478)
Class R	(38,201)	(61,643)
Institutional Class	(3,478,254)	(6,200,139)
Class R6	(22,476)	(9,395)

Return of capital:
Class A	—	(2,468,043)
Class C	—	(577,792)
Class R	—	(24,650)
Institutional Class	—	(1,719,118)
Class R6	—	(10,554)

	(8,333,081)	(19,055,741)

Capital Share Transactions:
Proceeds from shares sold:
Class A	31,825,953	15,565,146
Class C	1,438,934	5,223,708
Class R	402,122	1,162,492
Institutional Class	44,611,470	86,469,266
Class R6	54,726	1,757,715

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,906,001	$9,358,059
Class C	633,537	1,439,507
Class R	37,555	86,379
Institutional Class	2,887,780	6,508,853
Class R6	22,201	19,385

	85,820,279	127,590,510

Cost of shares redeemed:
Class A	(133,657,641)	(79,595,237)
Class C	(17,508,476)	(37,072,075)
Class R	(774,263)	(2,407,328)
Institutional Class	(59,617,156)	(204,019,609)
Class R6	(21,974)	(135,029)

	(211,579,510)	(323,229,278)

Decrease in net assets derived from capital share transactions	(125,759,231)	(195,638,768)

Net Decrease in Net Assets	(139,206,322)	(196,856,708)

Net Assets:
Beginning of period	743,536,094	940,392,802

End of period	$604,329,772	$743,536,094

Undistributed (distributions in excess of) net investment income	$(481,002)	$459,218

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2014, return of capital distributions of $208,221 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.004) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/18[1]			Year ended

(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

$8.46	$8.48	$8.43	$8.52	$8.55	$8.85

0.09	0.16	0.12	0.11	0.10	0.08
(0.14)	0.02	0.08	(0.06)	0.01	(0.24)

(0.05)	0.18	0.20	0.05	0.11	(0.16)

(0.11)	(0.15)	(0.14)	(0.13)	(0.14)	—
—	(0.05)	(0.01)	(0.01)	— [3]	(0.14)

(0.11)	(0.20)	(0.15)	(0.14)	(0.14)	(0.14)

$8.30	$8.46	$8.48	$8.43	$8.52	$8.55

(0.64% )	2.11%	2.42%	0.62%	1.28%	(1.81% )

$277,758	$382,353	$437,803	$439,310	$472,654	$780,359
0.65%	0.74%	0.81%	0.83%	0.83%	0.82%
0.94%	0.94%	0.92%	0.93%	0.93%	0.96%
2.25%	1.95%	1.36%	1.29%	1.13%	0.91%
1.96%	1.75%	1.25%	1.19%	1.03%	0.77%
63%	151%	124%	94%	80%	236%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2014, return of capital distributions of $77,978 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.004) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/18[1]			Year ended

(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

$8.45	$8.47	$8.42	$8.52	$8.54	$8.85

0.06	0.09	0.04	0.04	0.02	0.01
(0.15)	0.02	0.09	(0.07)	0.02	(0.25)

(0.09)	0.11	0.13	(0.03)	0.04	(0.24)

(0.07)	(0.08)	(0.07)	(0.06)	(0.06)	—
—	(0.05)	(0.01)	(0.01)	— [3]	(0.07)

(0.07)	(0.13)	(0.08)	(0.07)	(0.06)	(0.07)

$8.29	$8.45	$8.47	$8.42	$8.52	$8.54

(1.06% )	1.25%	1.55%	(0.35% )	0.55%	(2.75% )

$72,381	$89,456	$120,011	$141,739	$176,904	$260,073
1.50%	1.59%	1.66%	1.68%	1.68%	1.67%
1.69%	1.69%	1.67%	1.68%	1.68%	1.67%
1.40%	1.10%	0.51%	0.44%	0.28%	0.06%
1.21%	1.00%	0.50%	0.44%	0.28%	0.06%
63%	151%	124%	94%	80%	236%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2014, return of capital distributions of $3,533 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.004) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/18[1]			Year ended

(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

$8.46	$8.48	$8.43	$8.52	$8.55	$8.85

0.08	0.14	0.09	0.08	0.07	0.05
(0.15)	0.01	0.08	(0.06)	0.01	(0.24)

(0.07)	0.15	0.17	0.02	0.08	(0.19)

(0.09)	(0.12)	(0.11)	(0.10)	(0.11)	—
—	(0.05)	(0.01)	(0.01)	— [3]	(0.11)

(0.09)	(0.17)	(0.12)	(0.11)	(0.11)	(0.11)

$8.30	$8.46	$8.48	$8.43	$8.52	$8.55

(0.81% )	1.76%	2.06%	0.27%	0.93%	(2.16% )

$3,416	$3,819	$4,984	$6,298	$8,022	$10,672
1.00%	1.09%	1.16%	1.18%	1.18%	1.17%
1.19%	1.19%	1.17%	1.18%	1.18%	1.25%
1.90%	1.60%	1.01%	0.94%	0.78%	0.56%
1.71%	1.50%	1.00%	0.94%	0.78%	0.48%
63%	151%	124%	94%	80%	236%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2014, return of capital distributions of $236,380 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.004) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/18[1]			Year ended

(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
$8.46	$8.47	$8.43	$8.52	$8.55	$8.85

0.10	0.18	0.13	0.12	0.11	0.09
(0.16)	0.02	0.07	(0.06)	0.01	(0.24)

(0.06)	0.20	0.20	0.06	0.12	(0.15)

(0.11)	(0.16)	(0.15)	(0.14)	(0.15)	—
—	(0.05)	(0.01)	(0.01)	— [3]	(0.15)

(0.11)	(0.21)	(0.16)	(0.15)	(0.15)	(0.15)

$8.29	$8.46	$8.47	$8.43	$8.52	$8.55

(0.69% )	2.39%	2.45%	0.77%	1.43%	(1.66% )

$249,117	$266,274	$377,595	$464,429	$536,508	$437,690
0.50%	0.59%	0.66%	0.68%	0.68%	0.67%
0.69%	0.69%	0.67%	0.68%	0.68%	0.67%
2.40%	2.10%	1.51%	1.44%	1.28%	1.06%
2.21%	2.00%	1.50%	1.44%	1.28%	1.06%
63%	151%	124%	94%	80%	236%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 6/30/18[1] (Unaudited)	5/1/17[2] to 12/31/17

Net asset value, beginning of period	$8.45	$8.50

Income (loss) from investment operations:
Net investment income[3]	0.10	0.12
Net realized and unrealized loss	(0.15)	(0.03)

Total from investment operations	(0.05)	0.09

Less dividends and distributions from:
Net investment income	(0.11)	(0.09)
Return of capital	—	(0.05)

Total dividends and distributions	(0.11)	(0.14)

Net asset value, end of period	$8.29	8.45

Total return[4]	(0.54% )	1.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,658	$1,634
Ratio of expenses to average net assets	0.43%	0.52%
Ratio of expenses to average net assets prior to fees waived[5]	0.62%	0.61%
Ratio of net investment income to average net assets	2.47%	2.11%
Ratio of net investment income to average net assets prior to fees waived[5]	2.28%	2.02%
Portfolio turnover	63%	151% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”
[6]	Portfolio turnover is representative of the Fund for the entire year.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2018 (unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018 and matured on the next business day.

To Be Announced Trades – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Fund earned $2,592 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended June 30, 2018, the Fund earned $256 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2018, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.39% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.32% of average daily net assets of Class R6 shares. Prior to May 1, 2018, the expense waiver was 0.59% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.52% of average daily net assets of Class R6 shares. The expense waivers were in effect from Jan. 1, 2018 through June 30, 2018.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended June 30, 2018, the Fund was charged $14,622 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Fund was charged $65,033 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from Jan. 1, 2018 through June 30, 2018.* The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2018, the Fund was charged $8,217 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2018, DDLP earned $2,200 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2018, DDLP received gross CDSC commissions of $2,271 on redemption of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from May 1, 2017 through April 30, 2019.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$143,634,583
Purchases of US government securities	288,557,944
Sales other than US government securities	190,855,837
Sales of US government securities	335,990,505

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$633,388,032

Aggregate unrealized appreciation of investments and derivatives	$6,618,478
Aggregate unrealized depreciation of investments and derivatives	(11,303,605)

Net unrealized depreciation of investments and derivatives	$(4,685,127)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$19,292,237	$9,818,518	$29,110,755

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$321,537,236	$—	$321,537,236
Corporate Debt	—	253,326,773	—	253,326,773
Foreign Debt	—	5,600,679	—	5,600,679
Loan Agreements[1]	—	17,007,741	317,316	17,325,057
Municipal Bonds	—	2,519,017	—	2,519,017
US Treasury Obligation	—	22,993,206	—	22,993,206
Preferred Stock	—	1,863,698	—	1,863,698
Short-Term Investments	—	3,406,180	—	3,406,180

Total Value of Securities	$—	$628,254,530	$317,316	$628,571,846

Derivatives[2]
Assets:
Futures Contracts	$95,394	$—	$—	$95,394
Swap Contracts	—	291,425	—	291,425
Liabilities:
Futures Contracts	(16,968)	—	—	(16,968)
Swap Contracts	—	(238,792)	—	(238,792)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	98.17%	1.83%	100.00%

2Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Class A	3,826,433	1,833,797
Class C	172,053	616,077
Class R	48,168	136,853
Institutional Class	5,342,391	10,187,339
Class R6	6,569	206,996

Shares issued upon reinvestment of dividends and distributions:
Class A	468,818	1,101,960
Class C	76,141	169,580
Class R	4,510	10,168
Institutional Class	346,849	766,556
Class R6	2,668	2,285

	10,294,600	15,031,611

Shares redeemed:
Class A	(16,023,361)	(9,374,017)
Class C	(2,101,954)	(4,368,453)
Class R	(92,507)	(283,345)
Institutional Class	(7,145,153)	(24,017,191)
Class R6	(2,626)	(15,941)

	(25,365,601)	(38,058,947)

Net decrease	(15,071,001)	(23,027,336)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund.

For the six months ended June 30, 2018 exchange transactions were as follows:

Exchange Redemptions		Exchange Subscriptions
			Institutional
Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
22,045	101,942	95,629	28,476	$1,028,041

For the year ended Dec. 31, 2017 exchange transactions were as follows:

Exchange Redemptions		Exchange Subscriptions
			Institutional
Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
629,840	46,009	5,106	671,620	$5,739,302

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of June 30, 2018 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2018, the Fund posted $638,000 cash collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2018, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2018, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2018, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

At June 30, 2018, the Fund posted $7,497,629 cash collateral for open centrally cleared credit default swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

Fair value of derivative instruments as of June 30, 2018 was as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$95,394	$—	$95,394
Variation margin due from broker on centrally cleared credit default swap contracts**	—	291,425	291,425

Total	$95,394	$291,425	$386,819

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$16,968	$—	$16,968
Upfront payments received on credit default swap contracts	—	4,977,659	4,977,659
Variation margin due to broker on centrally cleared credit default swap contracts**	—	238,792	238,792

Total	$16,968	$5,216,451	$5,233,419

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared credit default swap contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2018 was as follows:

	Net Realized Loss on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	(343,760)	—	(343,760)
Credit contracts	—	(1,807,147)	(1,807,147)

Total	$(343,760)	$(1,807,147)	$(2,150,907)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$202,270	$—	$202,270
Credit contracts	—	1,251,037	1,251,037

Total	$202,270	$1,251,037	$1,453,307

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivatives Volume	Short Derivatives Volume
Futures contracts (average notional value)	USD 24,857,231	USD 67,385,571
CDS contracts (average notional value)*	81,785,280	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

7. Offsetting (continued)

At June 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$288,771	$(288,771)	$—	$(288,771)	$—
Bank of Montreal	866,314	(866,314)	—	(866,314)	—
BNP Paribas	987,200	(987,200)	—	(987,200)	—

Total	$2,142,285	$(2,142,285)	$—	$(2,142,285)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

9. Credit and Market Risk (continued)

equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Board consideration of sub-advisory agreements for Delaware Limited-Term Diversified Income Fund at a meeting held Nov. 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees of Delaware Group Limited Term Government Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware Limited-Term Diversified Income Fund (the “Fund”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Funds. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Fund, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Fund’s investment mandate. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Board consideration of sub-advisory agreements for Delaware Limited-Term Diversified Income Fund at a meeting held Nov. 15-16, 2017 (continued)

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Funds.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Funds. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Fund would retain final portfolio management discretion over the Funds.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds ® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2018